Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

	As of December 31,
(in thousands of $)	2024	2023	2022
Raw materials and consumables	$337,832	$240,836	$126,046
Inventories in process	26,357	47,074	65,016
Finished goods	43,044	22,640	37,291
Total inventories	$407,233	$310,550	$228,353